Supplemental guarantor financial information	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Supplemental guarantor financial information

Note 18: Supplemental guarantor financial information

    In March 2011, we issued $200.0 million of long-term notes due in March 2019. The notes were issued under a private placement under Rule 144A of the Securities Act of 1933. We anticipate registering the notes with the Securities and Exchange Commission via a registration statement within 340 days of March 15, 2011. These notes are jointly and severally guaranteed on a full and unconditional basis, subject to the release provisions described herein, by certain 100%-owned subsidiaries that guarantee any of our other indebtedness. These subsidiaries also guarantee our obligations under our credit facility and our long-term notes due in 2015. The subsidiary guarantees with respect to the notes due in March 2019 are subject to release upon the sale of all or substantially all of a subsidiary’s assets, when the requirements for legal defeasance of the guaranteed securities have been satisfied, when the subsidiary is declared an unrestricted subsidiary, or upon satisfaction and discharge of the indenture.

    The following condensed supplemental consolidating financial information reflects the summarized financial information of Deluxe Corporation, the guarantors on a combined basis and the non-guarantor subsidiaries on a combined basis. Separate financial statements of the guarantors are not presented because the guarantors are jointly, severally, fully and unconditionally liable under the guarantees, subject to the release provisions described herein, and we believe that the condensed consolidating financial statements presented are sufficient to provide an understanding of the financial position, results of operations and cash flows of the guarantors.

    We are an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations and the sharing of assets. Therefore, we do not represent that the financial information presented is indicative of the financial position, results of operations or cash flows which the entities would have reported if they had operated independently. The condensed consolidating financial statements should be read in conjunction with our consolidated financial statements.

Deluxe Corporation
Condensed Consolidating Balance Sheet

	December 31, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$3,197	$683	$13,503	$—	$17,383
Trade accounts receivable, net	—	53,679	12,792	—	66,471
Inventories and supplies	—	19,350	2,310	—	21,660
Deferred income taxes	2,854	6,303	233	—	9,390
Funds held for customers	—	—	35,720	—	35,720
Other current assets	9,463	8,047	3,103	—	20,613
Total current assets	15,514	88,062	67,661	—	171,237
Long-term Investments	34,905	2,427	78		37,410
Property, Plant and Equipment, net	—	102,427	17,794	—	120,221
Assets Held for Sale	—	4,527	—	—	4,527
Intangibles, net	—	151,512	3,600	—	155,112
Goodwill	—	723,938	1,999	—	725,937
Investments In Consolidated Subsidiaries	986,484	615	—	(987,099)	—
Intercompany (Payable) Receivable	(68,348)	114,299	(45,951)	—	—
Other Non-Current Assets	12,337	71,032	10,878	—	94,247
Total assets	$980,892	$1,258,839	$56,059	$(987,099)	$1,308,691

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities:
Accounts payable	$11,697	$42,798	$5,983	$—	$60,478
Accrued liabilities	9,440	92,038	42,556	—	144,034
Short-term debt	7,000	—	—	—	7,000
Total current liabilities	28,137	134,836	48,539	—	211,512
Long-Term Debt	748,122	—	—	—	748,122
Deferred Income Taxes	(25,898)	68,794	3,856	—	46,752
Other Non-Current Liabilities	4,333	68,725	3,049	—	76,107
Total Shareholders’ Equity	226,198	986,484	615	(987,099)	226,198
Total liabilities and shareholders’ equity	$980,892	$1,258,839	$56,059	$(987,099)	$1,308,691

Deluxe Corporation
Condensed Consolidating Balance Sheet

	December 31, 2009
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$2,725	$497	$9,567	$—	$12,789
Trade accounts receivable, net	—	54,970	10,594	—	65,564
Inventories and supplies	—	19,657	2,465	—	22,122
Deferred income taxes	2,479	7,445	917	—	10,841
Funds held for customers	—	—	26,901	—	26,901
Other current assets	9,673	7,426	4,183	—	21,282
Total current assets	14,877	89,995	54,627	—	159,499
Long-term Investments	36,840	2,360	—	—	39,200
Property, Plant and Equipment, net	3	102,307	19,487	—	121,797
Assets Held for Sale	—	4,527	—	—	4,527
Intangibles, net	—	140,339	5,571	—	145,910
Goodwill	—	656,771	1,895	—	658,666
Investments In Consolidated Subsidiaries	660,949	(2,976)	—	(663,925)	—
Intercompany Receivable (Payable)	165,314	(120,980)	(44,334)	—	—
Other Non-Current Assets	8,069	61,657	11,885	—	81,611
Total assets	$886,052	$939,952	$49,131	$(663,925)	$1,211,210

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities:
Accounts payable	$12,739	$41,035	$6,866	$—	$60,640
Accrued liabilities	13,745	110,175	32,488	—	156,408
Short-term debt	26,000	—	—	—	26,000
Total current liabilities	52,484	151,210	39,354	—	243,048
Long-Term Debt	742,753	—	—	—	742,753
Deferred Income Taxes	(33,955)	55,751	3,004	—	24,800
Other Non-Current Liabilities	7,560	72,042	3,797	—	83,399
Total Shareholders’ Equity	117,210	660,949	2,976	(663,925)	117,210
Total liabilities and shareholders’ equity	$886,052	$939,952	$49,131	$(663,925)	$1,211,210

Deluxe Corporation
Condensed Consolidating Statement of Income

	Year Ended December 31, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$9,145	$1,270,480	$270,279	$(147,667)	$1,402,237
Total cost of goods sold	—	454,374	162,473	(128,428)	488,419
Gross Profit	9,145	816,106	107,806	(19,239)	913,818

Selling, general and administrative expense, including net restructuring charges	5,663	551,519	94,331	(19,239)	632,274
Operating Income	3,482	264,587	13,475	—	281,544

Interest expense	(44,061)	(6,365)	(930)	7,191	(44,165)
Other income (expense)	4,992	(58)	827	(7,191)	(1,430)
(Loss) Income Before Income Taxes	(35,587)	258,164	13,372	—	235,949

Income tax (benefit) provision	(16,952)	92,691	6,815	—	82,554
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(18,635)	165,473	6,557	—	153,395

Equity In Earnings Of Consolidated Subsidiaries	171,259	6,557	—	(177,816)	—
Income From Continuing Operations	152,624	172,030	6,557	(177,816)	153,395

Net Loss From Discontinued Operations	—	(771)	—	—	(771)
Net Income	$152,624	$171,259	$6,557	$(177,816)	$152,624

Deluxe Corporation
Condensed Consolidating Statement of Income

	Year Ended December 31, 2009
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non-guarantor subsidiaries	Eliminations	Total
Revenue	$24,184	$1,209,475	$271,367	$(160,831)	$1,344,195
Total cost of goods sold	—	470,835	167,635	(133,688)	504,782
Gross Profit	24,184	738,640	103,732	(27,143)	839,413

Selling, general and administrative expense, including net restructuring charges	8,816	541,135	101,116	(27,143)	623,924
Asset impairment charges	—	24,900	—	—	24,900
Operating Income	15,368	172,605	2,616	—	190,589

Gain on early debt extinguishment	9,834	—	—	—	9,834
Interest expense	(46,166)	(4,091)	(768)	4,745	(46,280)
Other income	3,398	885	1,340	(4,745)	878
(Loss) Income Before Income Taxes	(17,566)	169,399	3,188	—	155,021

Income tax (benefit) provision	(13,685)	68,203	1,138	—	55,656
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(3,881)	101,196	2,050	—	99,365

Equity In Earnings Of Consolidated Subsidiaries	103,246	2,050	—	(105,296)	—
Income From Continuing Operations	99,365	103,246	2,050	(105,296)	99,365

Net Loss From Discontinued Operations	—	—	—	—	—
Net Income	$99,365	$103,246	$2,050	$(105,296)	$99,365

 Deluxe Corporation
Condensed Consolidating Statement of Income

	Year Ended December 31, 2008
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$13,755	$1,279,163	$348,571	$(172,827)	$1,468,662
Total cost of goods sold	—	502,606	218,725	(154,818)	566,513
Gross Profit	13,755	776,557	129,846	(18,009)	902,149

Selling, general and administrative expense, including net restructuring charges	(2,556)	578,681	126,275	(18,009)	684,391
Asset impairment charges	—	9,555	387	—	9,942
Net gain on sale of facility	—	(1,418)	—	—	(1,418)
Operating Income	16,311	189,739	3,184	—	209,234

Interest expense	(50,019)	(23,833)	(4,173)	27,604	(50,421)
Other income (expense)	17,493	12,692	(1,218)	(27,604)	1,363
(Loss) Income Before Income Taxes	(16,215)	178,598	(2,207)	—	160,176

Income tax (benefit) provision	(12,820)	67,836	(712)	—	54,304
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(3,395)	110,762	(1,495)	—	105,872

Equity In Earnings Of Consolidated Subsidiaries	105,029	(1,448)	—	(103,581)	—
Income (Loss) From Continuing Operations	101,634	109,314	(1,495)	(103,581)	105,872

Net Loss From Discontinued Operations	—	(4,238)	—	—	(4,238)
Net Income (Loss)	$101,634	$105,076	$(1,495)	$(103,581)	$101,634

Deluxe Corporation
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Total
Net Cash (Used) Provided By Operating Activities of Continuing Operations	$(16,786)	$224,279	$5,122	$212,615

Cash Flows From Investing Activities:
Purchases of capital assets	—	(43,005)	(927)	(43,932)
Payments for acquisitions, net of cash acquired	—	(98,621)	—	(98,621)
Purchases of customer lists	—	(70)	(195)	(265)
Purchases of marketable securities	—	—	(14)	(14)
Proceeds from sales of marketable securities	—	—	1,970	1,970
Proceeds from life insurance policies	5,782	361	—	6,143
Other	(1,410)	(41)	—	(1,451)
Net cash provided (used) by investing activities of continuing operations	4,372	(141,376)	834	(136,170)

Cash Flows From Financing Activities:
Net payments on short-term debt	(19,000)	—	—	(19,000)
Payments for debt issue costs, credit facility	(2,361)	—	—	(2,361)
Change in book overdrafts	(1,090)	397	—	(693)
Proceeds from issuing shares under employee plans	3,267	—	—	3,267
Excess tax benefit from share-based employee awards	680	—	—	680
Payments for common shares repurchased	(2,999)	—	—	(2,999)
Cash dividends paid to shareholders	(51,435)	—	—	(51,435)
Advances from (to) consolidated subsidiaries	85,824	(83,114)	(2,710)	—
Net cash provided (used) by financing activities of continuing operations	12,886	(82,717)	(2,710)	(72,541)

Effect Of Exchange Rate Change on Cash	—	—	690	690

Net Change In Cash And Cash Equivalents	472	186	3,936	4,594
Cash And Cash Equivalents: Beginning Of Year	2,725	497	9,567	12,789
Cash And Cash Equivalents: End Of Year	$3,197	$683	$13,503	$17,383

Deluxe Corporation
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2009
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Total
Net Cash (Used) Provided By Operating Activities of Continuing Operations	$(9,287)	$217,167	$(1,442)	$206,438

Cash Flows From Investing Activities:
Purchases of capital assets	—	(41,777)	(2,489)	(44,266)
Payments for acquisitions, net of cash acquired	—	(30,825)	—	(30,825)
Purchases of customer lists	—	(1,639)	—	(1,639)
Purchases of marketable securities	—	—	(4,581)	(4,581)
Proceeds from sales of marketable securities	—	—	914	914
Other	(1,234)	(157)	—	(1,391)
Net cash used by investing activities of continuing operations	(1,234)	(74,398)	(6,156)	(81,788)

Cash Flows From Financing Activities:
Net payments on short-term debt	(52,000)	—	—	(52,000)
Payments on long-term debt	(21,187)	(1,440)	—	(22,627)
Change in book overdrafts	(3,457)	97	—	(3,360)
Proceeds from issuing shares under employee plans	1,972	—	—	1,972
Excess tax benefit from share-based employee awards	68	—	—	68
Payments for common shares repurchased	(1,319)	—	—	(1,319)
Cash dividends paid to shareholders	(51,279)	—	—	(51,279)
Advances from (to) consolidated subsidiaries	136,956	(140,965)	4,009	—
Net cash provided (used) by financing activities of continuing operations	9,754	(142,308)	4,009	(128,545)

Effect Of Exchange Rate Change on Cash	—	—	1,594	1,594
Cash Used By Operating Activities Of Discontinued Operations	—	(470)	—	(470)
Cash Used By Investing Activities Of Discontinued Operations	—	(30)	—	(30)

Net Change In Cash And Cash Equivalents	(767)	(39)	(1,995)	(2,801)
Cash And Cash Equivalents: Beginning Of Year	3,492	536	11,562	15,590
Cash And Cash Equivalents: End Of Year	$2,725	$497	$9,567	$12,789

Deluxe Corporation
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2008
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non-guarantor subsidiaries	Total
Net Cash (Used) Provided By Operating Activities of Continuing Operations	$(8,629)	$209,454	$(2,338)	$198,487

Cash Flows From Investing Activities:
Purchases of capital assets	—	(29,203)	(2,662)	(31,865)
Payments for acquisitions, net of cash acquired	—	(103,120)	(1,759)	(104,879)
Purchases of customer lists	—	(3,637)	—	(3,637)
Proceeds from sale of facility	—	4,181	—	4,181
Other	294	133	—	427
Net cash provided (used) by investing activities of continuing operations	294	(131,646)	(4,421)	(135,773)

Cash Flows From Financing Activities:
Net proceeds from short-term debt	10,800	—	—	10,800
Payments on long-term debt	—	(1,755)	—	(1,755)
Change in book overdrafts	(6,563)	193	—	(6,370)
Proceeds from issuing shares under employee plans	2,801	—	—	2,801
Excess tax benefit from share-based employee awards	112	—	—	112
Payments for common shares repurchased	(21,847)	—	—	(21,847)
Cash dividends paid to shareholders	(51,422)	—	—	(51,422)
Advances from (to) consolidated subsidiaries	70,027	(76,705)	6,678	—
Net cash provided (used) by financing activities of continuing operations	3,908	(78,267)	6,678	(67,681)

Effect Of Exchange Rate Change on Cash	—	—	(2,053)	(2,053)
Cash Provided By Operating Activities Of Discontinued Operations	—	995	—	995

Net Change In Cash And Cash Equivalents	(4,427)	536	(2,134)	(6,025)
Cash And Cash Equivalents: Beginning Of Year	7,919	—	13,696	21,615
Cash And Cash Equivalents: End Of Year	$3,492	$536	$11,562	$15,590